FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	3 Months Ended
Jun. 30, 2021
Financial Instruments And Risk Management
Schedule of financial instruments

	As of June 30, 2021		As of March 31, 2021
(In thousands)	Amortized Cost	Fair Value through Other Comprehensive Income (FVTOCI)	Amortized Cost	FVTOCI

Financial assets
Cash and cash equivalents	$28,617	$–	$2,770	$–
Prepaid expenses and other receivables	$1,995	$–	$2,176	$–
Investments	$–	$9,100	$–	$9,144

	Amortized Cost	Fair Value through Profit or Loss (FVTPL)	Amortized Cost	FVTPL
Financial liabilities
Accounts payable and accrued liabilities	$1,605	$–	$1,938	$–
Unsecured notes payable	$150	$–	$150	$–
Warrant liability	$–	$751	$–	$1,120